Average Annual Total Returns - NICHOLAS PARTNERS SMALL CAP GROWTH FUND	12 Months Ended	60 Months Ended	84 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	17.83%	4.84%	15.25%
Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	16.60%	3.26%	13.54%
Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	11.40%	3.38%	12.15%
Russell 3000 Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	15.94%
Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	13.01%	3.18%	9.44%